/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending  February 29, 2000

MFS Government Markets Income Trust
Date         Identification   Shares RepurchasRepurchase       NAV     Broker
             of Security                      Price
2/3/00       Shares of        20,000          6.000            6.89    Salomon
             Beneficial                                                Smith
             Interest                                                  Barney
2/7/00       Shares of        11,400          5.9375           6.85    Salomon
             Beneficial                                                Smith
             Interest                                                  Barney
2/7/00       Shares of        38,600          6.000            6.85    Salomon
             Beneficial                                                Smith
             Interest                                                  Barney
2/8/00       Shares of        25,000          6.000            6.88    Salomon
             Beneficial                                                Smith
             Interest                                                  Barney
2/9/00       Shares of        25,000          6.000            6.87    Salomon
             Beneficial                                                Smith
             Interest                                                  Barney
2/11/00      Shares of        13,500          5.9375           6.82    Salomon
             Beneficial                                                Smith
             Interest                                                  Barney
2/14/00      Shares of        20,000          6.000            6.84    Salomon
             Beneficial                                                Smith
             Interest                                                  Barney
2/15/00      Shares of        21,800          5.9375           6.84    Salomon
             Beneficial                                                Smith
             Interest                                                  Barney
2/16/00      Shares of        22,700          5.9375           6.83    Salomon
             Beneficial                                                Smith
             Interest                                                  Barney
2/22/00      Shares of        37,500          5.9375           6.92    Salomon
             Beneficial                                                Smith
             Interest                                                  Barney
2/23/00      Shares of        20,000          5.9375           6.89    Salomon
             Beneficial                                                Smith
             Interest                                                  Barney
2/24/00      Shares of        8,700           5.9375           6.91    Salomon
             Beneficial                                                Smith
             Interest                                                  Barney
2/25/00      Shares of        20,000          5.9375           6.90    Salomon
             Beneficial                                                Smith
             Interest                                                  Barney
2/28/00      Shares of        11,800          5.9375           6.87    Merrill
             Beneficial                                                Lynch
             Interest
2/28/00      Shares of        20,000          5.9375           6.87    Merrill
             Beneficial                                                Lynch
             Interest
2/28/00      Shares of        100,000         6.000            6.87    Merrill
             Beneficial                                                Lynch
             Interest
2/29/00      Shares of        35,000          6.000            6.89    Merrill
             Beneficial                                                Lynch
             Interest

Total Shares Repurchased:  451,000
Remarks: None.

MFS Government Markets Income Trust
by:  W. Thomas London
         W. Thomas London
         Treasurer